Investment Objectives and Goals - First Trust Indxx Quality Precious Metals Miners ETF	Jul. 17, 2026
Prospectus [Line Items]
Risk/Return [Heading]	First Trust Indxx Quality Precious Metals Miners ETF (PMTL)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The First Trust Indxx Quality Precious Metals Miners ETF (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an index called the Indxx Quality Precious Metals Miners Index (the “Index”).